Schedule of Future Estimated Amortization expense For Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 14,544
2025		3,427
2026		3,214
2027		3,214
2028		2,964
Thereafter		11,096
Intangible assets ,net	$ 25,339	$ 38,459	$ 58,970